LONG-TERM LOAN RECEIVABLE (Narrative) (Details) ¥ in Thousands			12 Months Ended
	Apr. 05, 2017 CNY (¥)	Apr. 05, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loans Receivable Granted			¥ 42,677
Loans Receivable, Net			42,677
Offsetting Loans Payable | $				$ 6,000,000
Offsetting Loans Receivables			42,677
Sino Accord [Member]
Loan Receivable Agreement	¥ 39,205	$ 6,000,000
Suzhou Zhixinliren [Member]
Loans Receivable Granted	¥ 42,677
Loans Receivable, Net			¥ 42,677		$ 0